INCOME TAXES (Details Narrative) - USD ($)	3 Months Ended				6 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Income Tax Examination, Likelihood of Unfavorable Settlement					Tax positions that meet the more likely than not threshold are then measured using a probability weighted approach recognizing the largest amount of tax benefit that is greater than 50% likely of being realized upon ultimate settlement
Net Income (Loss) Attributable to Parent	$ 1,569,329	$ 1,301,864	$ (157)	$ 5,351,178	$ 2,871,192	$ 5,351,021
Effective Income Tax Rate Reconciliation, Percent					21.00%
Operating Loss Carryforwards	498,000				$ 498,000
Minimum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Operating Loss Carryforwards, Valuation Allowance	0				0
Maximum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Operating Loss Carryforwards, Valuation Allowance	$ 500,600				$ 500,600